Other Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Other Accrued Liabilities [Abstract]
Other accrued liabilities table

	June 24, 2012	December 25, 2011
Vessel operations	$10,694	$13,783
Payroll and employee benefits	15,367	13,594
Marine operations	5,901	7,077
Terminal operations	8,188	9,297
Fuel	5,671	10,590
Interest	5,451	12,368
Legal settlements	10,180	8,066
Restructuring	24	233
Other liabilities	20,217	22,089

Total other accrued liabilities	$81,693	$97,097

	December 25, 2011	December 26, 2010
Vessel operations	$13,783	$17,987
Payroll and employee benefits	13,594	13,996
Marine operations	7,077	6,787
Terminal operations	9,297	11,219
Fuel	10,590	5,750
Interest	12,368	7,344
Legal settlements	8,066	12,767
Restructuring	233	1,853
Other liabilities	22,089	23,018

Total other accrued liabilities	$97,097	$100,721